Share capital and Contributed Surplus - Schedule of changes in share units (Details) - share	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	21,273	0
Granted	28,668	21,412
Vested and converted to common shares	(8,347)	(139)
Vested and repurchased for withholding taxes	(393)
Expired / cancelled	(17,714)
Outstanding, end of year	24,001	21,273
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	16,273	0
Granted	10,726	16,412
Vested and converted to common shares	(5,681)	(139)
Vested and repurchased for withholding taxes	(144)
Expired / cancelled	0
Outstanding, end of year	21,174	16,273
Performance stock units [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	2,857	0
Granted	17,942	2,857
Vested and converted to common shares	(2,666)	0
Vested and repurchased for withholding taxes	(249)
Expired / cancelled	(17,714)
Outstanding, end of year	170	2,857
Share appreciation rights [Member]
Disclosure of classes of share capital [line items]
Outstanding, beginning of year	2,143	0
Granted	514	2,143
Vested and converted to common shares	0	0
Vested and repurchased for withholding taxes	0
Expired / cancelled	0
Outstanding, end of year	2,657	2,143